Property, plant and equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment

Note   12.               Property, plant and equipment

Property, plant and equipment, net consisted of the following.

	As at December 31,	As at December 31,
USD'000	2022	2021
Machinery & equipment	10,410	10,180
Office equipment and furniture	2,320	2,320
Computer equipment and licences	558	488
Total property, plant and equipment gross	13,288	12,988

Accumulated depreciation for:
Machinery & equipment	(9,985)	(9,928)
Office equipment and furniture	(2,028)	(1,706)
Computer equipment and licences	(493)	(468)
Total accumulated depreciation	(12,506)	(12,102)
Total property, plant and equipment, net	782	886
Depreciation charge for the year	404	1,532

In 2022 and 2021, WISeKey Semiconductors SAS did not identify any events or changes in circumstances indicating that the carrying amount of any asset may not be recoverable. As a result, the Group did not record any impairment charge on Property, plant and equipment in the years 2022 and 2021.

The useful economic life of property plant and equipment is as follow:

•	Office equipment and furniture: 2 to 5 years
•	Production masks 5 years
•	Production tools 3 years
•	Licenses 3 years
•	Software 1 year

Note 13.      Property, plant and equipment

Property, plant and equipment, net consisted of the following.

	As at December 31,	As at December 31,
USD'000	2021	2020
Machinery & equipment	10,180	10,203
Office equipment and furniture	2,320	2,320
Computer equipment and licences	488	472
Total property, plant and equipment gross	12,988	12,995

Accumulated depreciation for:
Machinery & equipment	(9,928)	(8,733)
Office equipment and furniture	(1,706)	(1,382)
Computer equipment and licences	(468)	(454)
Total accumulated depreciation	(12,102)	(10,569)
Total property, plant and equipment, net	886	2,426
Depreciation charge for the year	1,532	2,243

In 2021 and 2020, WISeKey Semiconductors SAS did not identify any events or changes in circumstances indicating that the carrying amount of any asset may not be recoverable. As a result, the Group did not record any impairment charge on Property, plant and equipment in the years 2021 and 2020.

The useful economic life of property plant and equipment is as follow:

•	Office equipment and furniture:	2 to 5 years
•	Production masks	5 years
•	Production tools	3 years
•	Licenses	3 years
•	Software	1 year

SEALS Corp
Property, plant and equipment

13.          Property, plant and equipment

Property, plant and equipment, net consisted of the following.

	As at June 30,	As at December 31,
USD'000	2023 (unaudited)	2022
Machinery & equipment	11,961	10,410
Office equipment and furniture	2,320	2,320
Computer equipment and licences	681	558
Total property, plant and equipment gross	14,962	13,288

Accumulated depreciation for:
Machinery & equipment	(10,075)	(9,985)
Office equipment and furniture	(2,189)	(2,028)
Computer equipment and licences	(517)	(493)
Total accumulated depreciation	(12,781)	(12,506)
Total property, plant and equipment, net	2,181	782
Depreciation charge for the 6 months to June 30,	273	198

In the six months ended June 30, 2023 and in 2022, SEALSQ Corp. did not identify any events or changes in circumstances indicating that the carrying amount of any asset may not be recoverable. As a result, the Group did not record any impairment charge on Property, plant and equipment in the six months ended June 30, 2023 and in the year ended December 31, 2022.

The useful economic life of property plant and equipment is as follow:

•	Office equipment and furniture:	2 to 5 years

•	Production masks:	5 years

•	Production tools:	3 years

•	Licenses:	3 years

•	Software:	1 year